Pay vs Performance Disclosure - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table below provides the following information regarding compensation paid to our Named Executive Officers (NEOs) as required by the SEC for fiscal years 2020, 2021, 2022, and 2023:
•	Total Compensation from the Summary Compensation Table (SCT) for our Co-CEOs, former CEO, and other NEOs.
•
Compensation Actually Paid (CAP) for our Co-CEOs and former CEO and “Average CAP” for all other NEOs calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (4), (5) and (6) below set forth the adjustments from the Total Compensation for NEOs reported in the Summary Compensation Table. The dollar amounts are presented in accordance with the SEC rules and hence do not reflect the actual amount of compensation earned by, or paid to, each NEO during the applicable year.

•
Total Shareholder Return (TSR) for both Tronox and the Company Selected Peer Group (S&P Midcap 400 Chemicals Index) as reflected in our Annual Report on Form 10-K for the year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2019.

•	Net income attributable to Tronox Holdings plc as reported in accordance with US GAAP.
•
The financial metric we selected as the most important for linking CAP to performance: Adjusted EBITDA less Capital Expenditures (Capex). We selected this metric because it represents the largest weighting (40%) of the NEOs’ AIP.

	Co-CEO (Mr. Turgeon) (1)		Co-CEO (Mr. Romano) (1)		Former CEO (Mr. Quinn) (1)		Other Named Executive Officers (2)		Value of Initial Fixed $100 Value Investment
Year	SCT Total $ (1)	CAP $ (3)(4)(5)(6)(7)	SCT Total $ (1)	CAP $ (3) (4)(5) (6)(7)	SCT Total $ (1)	CAP $ (3) (4)(5)(6)(7)	Average SCT Total $	Average CAP $ (3) (4)(5)(6)(7)	Tronox TSR	Peer Group TSR	Net (Loss) Income ($M)	Adj EBITDA Less Capex ($M)(8)
2023	5,294,252	4,832,625	5,278,928	4,795,990	-	-	1,471,792	1,273,195	$140	$150	(316.0)	263.0
2022	4,727,624	(770,243)	4,684,829	(536,685)	-	-	1,777,413	(728,045)	$131	$130	497.0	447.0
2021	5,117,860	10,468,109	5,080,235	9,799,541	347,281	9,754,034	2,138,038	4,932,238	$222	$152	286.0	675.0
2020	3,388,817	5,093,402	3,248,157	4,652,174	8,661,566	15,288,344	2,066,981	3,393,822	$133	$120	969.0	473.0
(1)
Mr. Quinn requested, and the Board approved, a leave of absence starting December 27, 2020, during which period he continued to receive his salary. Messrs. Turgeon and Romano were each appointed as Interim Co-CEO during the period of Mr. Quinn’s leave of absence. On March 18, 2021, the Company entered into a retirement agreement with Mr. Quinn pursuant to which he retired from his positions with Tronox at which point Messrs. Turgeon and Romano were appointed permanent Co-CEOs of the Company and received the same compensation including salary, AIP payouts and equity grants since this date.

(2)
Our other NEOs for which SCT Total Compensation and CAP are shown as an average in the table above include the following individuals: for 2023, Messrs. Neuman, Srivisal, Austin, Engle, and Carlson, for 2022 and 2021, Messrs. Carlson, Neuman, Srivisal, and Austin and for 2020, Messrs. Carlson, Van Niekerk, Neuman, and Mancini. For 2023, if Mr. Carlson (retired in April 2023 and received no LTIP award in 2023) was excluded, the Average SCT Total would be $1,768,752 and the Average CAP would be $1,588,413.

(3)
For the portion of Compensation Actually Paid (CAP) that is based on year-end stock prices, the following prices were used: for 2023: $14.16 (3.3% increase from prior year), for 2022: $13.71 (42.9% reduction from prior year), for 2021: $24.03 (64.4% increase from prior year), and for 2020: $14.62 (28.0% increase from prior year).

(4)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2023
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,294,252	5,278,928	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(641,309)	(640,232)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	423,960	401,572	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	3,017,924	2,996,613	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,832,625	4,795,990	1,273,195
(5)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2022
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,727,624	4,684,829	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,039,939)	(2,864,773)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(825,734)	(724,547)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,740,943)	(2,464,590)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(770,243)	(536,685)	(728,045)
(6)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2021
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,117,860	5,080,235	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,158)	(1,671,133)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,540,803	2,534,845	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,574,548	3,208,178	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	906,056	647,416	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	7,021,407	6,390,439	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	10,468,109	9,799,541	9,754,034	4,932,238
(7)	2020 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2020
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2020 Summary Compensation Table (SCT)	3,388,817	3,248,157	8,661,566	2,066,981
Minus, Reported SCT Value of Equity Awards	(1,802,825)	(1,692,831)	(4,923,615)	(845,990)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,762,733	2,553,761	9,354,174	1,607,261
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,076,141	820,742	2,571,238	787,184
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(331,464)	(277,655)	(375,019)	(221,614)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	3,507,410	3,096,848	11,550,393	2,172,832
“Compensation Actually Paid” for Fiscal Year 2020	5,093,402	4,652,174	15,288,344	3,393,822
(8)
Company Selected Metric is Adjusted EBITDA Less Capex and is a non-GAAP measure. We define EBITDA (also a non-GAAP measure) as net income (loss) excluding the impact of income taxes, interest expense, interest income and depreciation, depletion and amortization. We define Adjusted EBITDA as EBITDA excluding the impact of nonrecurring items such as restructuring charges, gain or loss on debt extinguishments, impairment charges, gains or losses on sale of assets, acquisition-related transaction costs and pension settlements and curtailment gains or losses. Adjusted EBITDA also excludes non-cash items such as share-based compensation costs, pension and postretirement costs, and realized and unrealized foreign currency remeasurement gains and losses. Adjusted EBITDA is subsequently reduced by capital expenditures of the Company.

Company Selected Measure Name			Adjusted EBITDA Less Capex
Named Executive Officers, Footnote
(1)
Mr. Quinn requested, and the Board approved, a leave of absence starting December 27, 2020, during which period he continued to receive his salary. Messrs. Turgeon and Romano were each appointed as Interim Co-CEO during the period of Mr. Quinn’s leave of absence. On March 18, 2021, the Company entered into a retirement agreement with Mr. Quinn pursuant to which he retired from his positions with Tronox at which point Messrs. Turgeon and Romano were appointed permanent Co-CEOs of the Company and received the same compensation including salary, AIP payouts and equity grants since this date.

(2)
Our other NEOs for which SCT Total Compensation and CAP are shown as an average in the table above include the following individuals: for 2023, Messrs. Neuman, Srivisal, Austin, Engle, and Carlson, for 2022 and 2021, Messrs. Carlson, Neuman, Srivisal, and Austin and for 2020, Messrs. Carlson, Van Niekerk, Neuman, and Mancini. For 2023, if Mr. Carlson (retired in April 2023 and received no LTIP award in 2023) was excluded, the Average SCT Total would be $1,768,752 and the Average CAP would be $1,588,413.

Peer Group Issuers, Footnote
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Total Shareholder Return (TSR) for both Tronox and the Company Selected Peer Group (S&P Midcap 400 Chemicals Index) as reflected in our Annual Report on Form 10-K for the year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2019.

Adjustment To PEO Compensation, Footnote
(4)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2023
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,294,252	5,278,928	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(641,309)	(640,232)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	423,960	401,572	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	3,017,924	2,996,613	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,832,625	4,795,990	1,273,195
(5)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2022
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,727,624	4,684,829	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,039,939)	(2,864,773)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(825,734)	(724,547)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,740,943)	(2,464,590)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(770,243)	(536,685)	(728,045)
(6)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2021
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,117,860	5,080,235	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,158)	(1,671,133)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,540,803	2,534,845	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,574,548	3,208,178	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	906,056	647,416	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	7,021,407	6,390,439	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	10,468,109	9,799,541	9,754,034	4,932,238
(7)	2020 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2020
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2020 Summary Compensation Table (SCT)	3,388,817	3,248,157	8,661,566	2,066,981
Minus, Reported SCT Value of Equity Awards	(1,802,825)	(1,692,831)	(4,923,615)	(845,990)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,762,733	2,553,761	9,354,174	1,607,261
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,076,141	820,742	2,571,238	787,184
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(331,464)	(277,655)	(375,019)	(221,614)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	3,507,410	3,096,848	11,550,393	2,172,832
“Compensation Actually Paid” for Fiscal Year 2020	5,093,402	4,652,174	15,288,344	3,393,822

Non-PEO NEO Average Total Compensation Amount			$ 1,471,792	$ 1,777,413	$ 2,138,038	$ 2,066,981
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,273,195	(728,045)	4,932,238	3,393,822
Adjustment to Non-PEO NEO Compensation Footnote
(4)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2023
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,294,252	5,278,928	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(641,309)	(640,232)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	423,960	401,572	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	3,017,924	2,996,613	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,832,625	4,795,990	1,273,195
(5)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2022
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,727,624	4,684,829	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,039,939)	(2,864,773)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(825,734)	(724,547)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,740,943)	(2,464,590)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(770,243)	(536,685)	(728,045)
(6)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2021
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,117,860	5,080,235	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,158)	(1,671,133)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,540,803	2,534,845	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,574,548	3,208,178	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	906,056	647,416	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	7,021,407	6,390,439	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	10,468,109	9,799,541	9,754,034	4,932,238
(7)	2020 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	2020
	Co-CEO (Mr. Turgeon) ($)	Co-CEO (Mr. Romano) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2020 Summary Compensation Table (SCT)	3,388,817	3,248,157	8,661,566	2,066,981
Minus, Reported SCT Value of Equity Awards	(1,802,825)	(1,692,831)	(4,923,615)	(845,990)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,762,733	2,553,761	9,354,174	1,607,261
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,076,141	820,742	2,571,238	787,184
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(331,464)	(277,655)	(375,019)	(221,614)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	3,507,410	3,096,848	11,550,393	2,172,832
“Compensation Actually Paid” for Fiscal Year 2020	5,093,402	4,652,174	15,288,344	3,393,822

Compensation Actually Paid vs. Total Shareholder Return
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by, or actually paid to, our NEOs during the applicable years.
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Relationship between CAP and Company/Peer Group TSR. In the chart below, the calculated CAP for both the Co-CEOs (shown as aggregate amount) and the other NEOs is correlated with both the Company’s TSR and the Peer Group’s TSR (S&P Midcap 400 Chemicals Index) for 2020, 2021, 2022, and 2023. The data shows significant alignment because a significant component of our NEOs’ compensation is in the form of equity. Tronox grants its NEOs equity awards in the long-term incentive compensation plan in order to align the value of our executives’ outstanding and unvested awards with shareholder interests. For 2021, Tronox’s common stock price increased 64.4%, from $14.62 to $24.03, resulting in a substantially greater fair value of outstanding and unvested equity awards and a substantial increase in year-over-year CAP. Conversely, for 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 is currently 0%. For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the RSUs granted in 2021 whose payout in 2024 was tied to Tronox’s ROIC and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022. The impact of equity incentive compensation is greater for our Co-CEOs because the portion of their compensation that is delivered in the form of equity incentives is greater than that portion for the other NEOs.

Compensation Actually Paid vs. Net Income
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by, or actually paid to, our NEOs during the applicable years.
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Relationship between CAP and Net Income. As shown in the chart below, the Company’s net income attributable to Tronox Holdings plc decreased significantly from 2020 to 2021, then increased from 2021 to 2022, and then decreased from 2022 to 2023. This measure is not directly correlated to CAP for both the Co-CEOs and the other NEOs. As described above, changes in the Company’s year-end stock price have a significant impact on CAP primarily because the portion of compensation paid in the form of equity is high. Notably, the Company does not use net income as a measure in our AIP or LTIP.

Compensation Actually Paid vs. Company Selected Measure
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by, or actually paid to, our NEOs during the applicable years.
•
Relationship between CAP and Selected Financial Measure. As shown in the chart below, the Company’s selected financial measure (Adjusted EBITDA less Capex) significantly increased from 2020 to 2021 and as a result of the global economic downturn in 2022, and in particular, the precipitous downturn in end market demand for TiO2 during the second half of 2022, decreased from 2021 to 2022 and again decreased from 2022 to 2023 from continued low end market demand in addition to industry and macroeconomic challenges. This measure directly correlates to CAP for both the Co-CEOs and the other NEOs by impacting their AIP payout (this measure has a weighting of 40% of target AIP). As noted above, Tronox stock price also significantly impacts CAP for our NEOs. For 2021, Tronox’s common stock price increased 64.4%, from $14.62 to $24.03, resulting in a substantially greater fair value of outstanding and unvested equity awards and a substantial increase in year-over-year CAP. Conversely, for 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 is currently 0%. For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the ROIC RSUs granted in 2021 and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022.

Total Shareholder Return Vs Peer Group
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by, or actually paid to, our NEOs during the applicable years.
•
Relationship between CAP and Company/Peer Group TSR. In the chart below, the calculated CAP for both the Co-CEOs (shown as aggregate amount) and the other NEOs is correlated with both the Company’s TSR and the Peer Group’s TSR (S&P Midcap 400 Chemicals Index) for 2020, 2021, 2022, and 2023. The data shows significant alignment because a significant component of our NEOs’ compensation is in the form of equity. Tronox grants its NEOs equity awards in the long-term incentive compensation plan in order to align the value of our executives’ outstanding and unvested awards with shareholder interests. For 2021, Tronox’s common stock price increased 64.4%, from $14.62 to $24.03, resulting in a substantially greater fair value of outstanding and unvested equity awards and a substantial increase in year-over-year CAP. Conversely, for 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 is currently 0%. For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the RSUs granted in 2021 whose payout in 2024 was tied to Tronox’s ROIC and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022. The impact of equity incentive compensation is greater for our Co-CEOs because the portion of their compensation that is delivered in the form of equity incentives is greater than that portion for the other NEOs.

Tabular List, Table
Pay for Performance Alignment
We list below the most important financial measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance. These measures are used to determine the AIP payouts or long-term incentive vesting for each of the NEOs. For further information regarding these performance measures and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 39 of this proxy statement. The following most important performance measures are not ranked by relative importance:
•	EBITDA less CAPEX
•	EBITDA Margin
•	Relative Total Shareholder Return versus Peers
•	Return on Invested Capital (ROIC)

Total Shareholder Return Amount			$ 140	131	222	133
Peer Group Total Shareholder Return Amount			150	130	152	120
Net Income (Loss)			$ (316,000,000)	$ 497,000,000	$ 286,000,000	$ 969,000,000
Company Selected Measure Amount			263,000,000	447,000,000	675,000,000	473,000,000
Non-PEO NEO Average Total Compensation Amount if One Non-PEO NEO was Excluded			$ 1,768,752
Non-PEO NEO Average Compensation Actually Paid Amount if One Non-PEO NEO was Excluded			$ 1,588,413
Share Price	$ 14.62		$ 14.16	$ 13.71	$ 24.03	$ 14.62
Stock Price Increase Decrease From Prior Year			3.30%	(42.90%)	64.40%	28.00%
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA less CAPEX
Non-GAAP Measure Description
(8)
Company Selected Metric is Adjusted EBITDA Less Capex and is a non-GAAP measure. We define EBITDA (also a non-GAAP measure) as net income (loss) excluding the impact of income taxes, interest expense, interest income and depreciation, depletion and amortization. We define Adjusted EBITDA as EBITDA excluding the impact of nonrecurring items such as restructuring charges, gain or loss on debt extinguishments, impairment charges, gains or losses on sale of assets, acquisition-related transaction costs and pension settlements and curtailment gains or losses. Adjusted EBITDA also excludes non-cash items such as share-based compensation costs, pension and postretirement costs, and realized and unrealized foreign currency remeasurement gains and losses. Adjusted EBITDA is subsequently reduced by capital expenditures of the Company.

Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return versus Peers
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital (ROIC)
Mr. Turgeon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,294,252	$ 4,727,624	$ 5,117,860	$ 3,388,817
PEO Actually Paid Compensation Amount			$ 4,832,625	$ (770,243)	$ 10,468,109	5,093,402
PEO Name	Mr. Turgeon		Mr. Turgeon	Mr. Turgeon	Mr. Turgeon
Mr. Romano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,278,928	$ 4,684,829	$ 5,080,235	3,248,157
PEO Actually Paid Compensation Amount			$ 4,795,990	$ (536,685)	$ 9,799,541	4,652,174
PEO Name	Mr. Romano		Mr. Romano	Mr. Romano	Mr. Romano
Mr. Quinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 347,281	8,661,566
PEO Actually Paid Compensation Amount			0	0	9,754,034	$ 15,288,344
PEO Name		Mr. Quinn				Mr. Quinn
PEO | Mr. Turgeon [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,479,551)	(2,756,924)	(1,671,158)	$ (1,802,825)
PEO | Mr. Turgeon [Member] | Total CAP Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,017,924	(2,740,943)	7,021,407	3,507,410
PEO | Mr. Turgeon [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,235,273	1,124,730	2,540,803	2,762,733
PEO | Mr. Turgeon [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(641,309)	(3,039,939)	3,574,548	1,076,141
PEO | Mr. Turgeon [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Turgeon [Member] | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			423,960	(825,734)	906,056	(331,464)
PEO | Mr. Turgeon [Member] | Prior Fair Value of Prior Year Awards that Failed to Meet Applicable Vesting Conditions this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Romano [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,479,551)	(2,756,924)	(1,671,133)	(1,692,831)
PEO | Mr. Romano [Member] | Total CAP Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,996,613	(2,464,590)	6,390,439	3,096,848
PEO | Mr. Romano [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,235,273	1,124,730	2,534,845	2,553,761
PEO | Mr. Romano [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(640,232)	(2,864,773)	3,208,178	820,742
PEO | Mr. Romano [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Romano [Member] | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			401,572	(724,547)	647,416	(277,655)
PEO | Mr. Romano [Member] | Prior Fair Value of Prior Year Awards that Failed to Meet Applicable Vesting Conditions this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Quinn [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(4,923,615)
PEO | Mr. Quinn [Member] | Total CAP Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,406,753	11,550,393
PEO | Mr. Quinn [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	9,354,174
PEO | Mr. Quinn [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,946,307	2,571,238
PEO | Mr. Quinn [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Quinn [Member] | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,460,446	(375,019)
PEO | Mr. Quinn [Member] | Prior Fair Value of Prior Year Awards that Failed to Meet Applicable Vesting Conditions this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Non-PEO NEO | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(726,502)	(812,416)	(825,529)	(845,990)
Non-PEO NEO | Total CAP Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			527,905	(1,693,042)	3,619,729	2,172,832
Non-PEO NEO | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			676,871	331,436	1,264,268	1,607,261
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(243,770)	(1,506,474)	1,971,602	787,184
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			150,180	(518,005)	383,859	(221,614)
Non-PEO NEO | Prior Fair Value of Prior Year Awards that Failed to Meet Applicable Vesting Conditions this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (55,376)	$ 0	$ 0	$ 0